CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 880	¥ 6,125	¥ 12,887
Advances to suppliers	157	1,093	2,807
Accounts receivable, net of allowance for doubtful accounts of RMB198 and RMB177 (US$25) as of December 31, 2018 and 2019 respectively	186	1,295	2,749
Amounts due from related parties	80	555	269
Inventories	45	313	62
Other current assets	1,837	12,790	2,078
Total current assets	3,185	22,171	20,852
Property and equipment, net	2,710	18,868	18,141
Land use rights, net	172	1,194	1,222
Intangible assets, net	747	5,200	5,406
Goodwill	319	2,223	2,223
Long-term investments	334	2,326	3,456
Other assets	144	1,000	1,462
TOTAL ASSETS	7,611	52,982	52,762
Current liabilities:
Short-term debt	5,540	38,568	25,961
Accounts payable	259	1,800	1,618
Advance from customers	352	2,450	4,313
Amounts due to related parties	660	4,597	28,687
Accrued expenses and other current liabilities	2,698	18,782	10,859
Total current liabilities	9,509	66,197	71,438
Deferred tax liabilities	163	1,134	1,222
Other long-term liabilities	226	1,575	2,495
TOTAL LIABILITIES	9,898	68,906	75,155
Commitments and contingencies
Shareholders' deficit:
Ordinary shares			569
Additional paid-in capital	37,021	257,736	152,367
Accumulated deficits	(39,712)	(276,476)	(174,353)
Accumulated other comprehensive (loss) income	303	2,110	(976)
Total AnPac Bio-Medical Science Co., Ltd. shareholders' deficit	(2,294)	(15,973)	(22,393)
Noncontrolling interests	7	49
Total shareholders' deficit	(2,287)	(15,924)	(22,393)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	7,611	52,982	¥ 52,762
Class A Ordinary Shares
Shareholders' deficit:
Ordinary shares	67	466
Class B Ordinary Shares
Shareholders' deficit:
Ordinary shares	$ 27	¥ 191